Related parties transactions - Education and management service provided to related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of related party [Line Items]
Total	¥ 12,241	¥ 33,222	¥ 16,831
Education And Management Service Provided To Managed Schools [Member]
Disclosure of related party [Line Items]
Revenue from rendering of services, related party transactions	8,818	28,344	12,275
Ming Kang Hui Supermarket Service Fee [Member]
Disclosure of related party [Line Items]
Revenue from rendering of services, related party transactions	¥ 3,423	¥ 4,878	¥ 4,556